RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 14:-	RELATED PARTY BALANCES AND TRANSACTIONS

The Company provides research and development services to Neviah in consideration for pre-scheduled determined fees. As of December 31, 2013 and 2012 the Company recognized revenue from the agreement with Neviah in total amount of $ 260 and $ 242, respectively (see also Note 1d).